Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	HELBIZ, INC.
Entity Central Index Key	0001788841
Entity Tax Identification Number	84-3015108
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	32 Old Slip
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(917)
Local Phone Number	535-2610
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false